CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

SCHEDULE OF INVESTMENTS
September 30, 2023
(Unaudited)

	SHARES	VALUE		SHARES	VALUE
COMMON STOCKS: 98.5%
BANKS: 7.4%			PHARMACEUTICALS & BIOTECHNOLOGY: 8.3%
Bank of America Corp.	39,255	$1,074,802	Johnson & Johnson	43,842	$6,828,392
JPMorgan Chase & Co.	53,274	7,725,795	Merck & Co., Inc.	54,860	5,647,837
Wells Fargo & Co.	55,125	2,252,408			12,476,229
		11,053,005
CAPITAL GOODS: 6.0%			RETAILING: 4.7%
3M Co.	18,556	1,737,213	Amazon.com, Inc.*	16,666	2,118,582
Emerson Electric Co.	62,908	6,075,026	Home Depot, Inc.	16,394	4,953,611
General Electric Co.	9,415	1,040,828			7,072,193
GE Healthcare Technologies, Inc.	3,138	213,510	SEMICONDUCTORS: 3.7%
		9,066,577	Intel Corp.	157,922	5,614,127
					5,614,127
CONSUMER DURABLES & APPAREL: 1.1%			SOFTWARE & SERVICES: 13.8%
NIKE, Inc.	17,287	1,652,983	Check Point Software Technologies Ltd. *^	31,774	4,234,839
		1,652,983	Microsoft Corp.	35,666	11,261,540
			Oracle Corp.	49,558	5,249,183
DIVERSIFIED FINANCIALS: 5.4%					20,745,562
Moody's Corp.	25,545	8,076,563
		8,076,563	TECHNOLOGY, HARDWARE & EQUIPMENT: 6.8%
			Apple, Inc.	53,471	9,154,770
ENERGY: 6.0%			Cisco Systems, Inc.	19,716	1,059,932
Exxon Mobil Corp.	47,783	5,618,325			10,214,702
Schlumberger Ltd. ^	57,711	3,364,551
		8,982,876	TRANSPORTATION: 4.8%
			Union Pacific Corp.	36,354	7,402,763
FOOD & STAPLES RETAILING: 1.6%					7,402,763
Walmart, Inc.	14,951	2,391,113	Total Common Stocks
		2,391,113	(Cost: $18,971,734)		148,059,560

FOOD, BEVERAGE & TOBACCO: 5.0%			* Non-Income Producing
Altria Group, Inc.	12,580	528,989	^ Foreign Issued Security
Mondelez International, Inc.	8,737	606,348
PepsiCo, Inc.	30,497	5,167,412	TOTAL INVESTMENT IN SECURITIES
Philip Morris International, Inc.	12,580	1,164,656	(Cost: $18,971,734)	98.5%	$148,059,560
		7,467,405	Other assets	1.9%	2,831,518
			Other liabilities	(0.4)%	(575,704)
			NET ASSETS
HEALTH CARE EQUIPMENT & SERVICES: 5.5%			(Applicable to 163,791 partnership shares outstanding)	100.0%	$150,315,374
Abbott Laboratories	79,901	7,738,412	Net Asset Value Per Share		$917.73
Kenvue, Inc.	26,378	529,670
		8,268,082	Net assets applicable to shares owned by:
			Limited partners
MATERIALS: 8.2%			(163,758 shares)		$150,285,089
Air Products and Chemicals, Inc.	28,579	8,099,289	Managing general partners
Cabot Corp.	60,180	4,168,669	(33 shares)		30,285
		12,267,958	NET ASSETS		$150,315,374

MEDIA & ENTERTAINMENT: 10.2%
Alphabet, Inc. Class A*	42,416	5,550,558
Comcast Corp. Class A	97,417	4,319,470
Paramount Global	41,580	536,382
Walt Disney Co. *	60,469	4,901,012
		15,307,422

For purposes of this report, the securities in the portfolio have been organized by their respective Global Industry Classification Standard (GICS®) code. GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2023
(Unaudited)

(A)	SECURITY VALUATIONS

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are becoming more widely available, the future impact of COVID-19 is currently unknown, and the pace of recovery may vary from market to market, which may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Fair Value Measurements—The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described below:

•	Level 1	—	quoted prices in active markets for identical securities
•	Level 2	—	other significant observable inputs (including quoted prices for identical securities in active markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2023
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

The following is a summary of inputs used, as of September 30, 2023, in valuing the Fund’s investments carried at value:

	Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$148,059,560	$148,059,560	$-	$-

*	See details of industry breakout in the Schedule of Investments.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.